Capital Structure, Common Stock - Buybacks (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Buybacks [Abstract]
Authorized amount under share repurchase plan		$ 5,000
Repurchase of common stock (in shares)	362,161
Average price of repurchased shares (in dollars per share)	$ 4.35
Repurchase of common stock	$ 1,583